Income (loss) per share (Tables)	9 Months Ended
Sep. 30, 2025
Earnings per share [abstract]
Schedule of earnings per share

(amounts in thousands of euros, except share data)
BASIC AND DILUTED LOSS PER SHARE	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2024		FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2025	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2024		FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025
Weighted average number of outstanding shares	63,226,066	—	72,944,298	63,024,814	—	66,634,630
Net loss for the period	(55,227)	—	(153,358)	(136,864)	—	(254,142)
Basic and diluted loss per share (€/share)	(0.87)		(2.10)	(2.17)		(3.81)